Schedule of related party balances (Details) (Parenthetical) - USD ($)	1 Months Ended
	Mar. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Mar. 16, 2024
Meng Dong (James) Tan [Member]
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner				40.00%
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Conversion of Units	$ 135,000
Advisory service fee		$ 360,000	$ 315,000